Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
C000004265
Average Annual Return [Line Items]
Average Annual Return, Percent	1.68%	1.45%	2.23%
C000004266
Average Annual Return [Line Items]
Average Annual Return, Percent	7.07%	1.92%	2.08%
C000027580
Average Annual Return [Line Items]
Average Annual Return, Percent	8.30%	2.99%	3.18%
C000137237
Average Annual Return [Line Items]
Average Annual Return, Percent	7.72%	2.49%	2.68%
C000004268
Average Annual Return [Line Items]
Average Annual Return, Percent	8.07%	2.85%	3.04%
C000004260
Average Annual Return [Line Items]
Average Annual Return, Percent	4.49%	4.48%	3.64%
C000004261
Average Annual Return [Line Items]
Average Annual Return, Percent	10.08%	4.95%	3.49%
C000027578
Average Annual Return [Line Items]
Average Annual Return, Percent	11.19%	6.01%	4.54%
C000137235
Average Annual Return [Line Items]
Average Annual Return, Percent	10.58%	5.47%	4.01%
C000004263
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	5.91%	4.44%
C000004255
Average Annual Return [Line Items]
Average Annual Return, Percent	7.15%	7.81%	5.31%
C000004256
Average Annual Return [Line Items]
Average Annual Return, Percent	12.78%	8.29%	5.15%
C000027576
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%	9.33%	6.15%
C000137233
Average Annual Return [Line Items]
Average Annual Return, Percent	13.26%	8.79%	5.62%
C000004258
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%	9.25%	6.09%
C000004250
Average Annual Return [Line Items]
Average Annual Return, Percent	9.49%	10.63%	6.91%
C000004251
Average Annual Return [Line Items]
Average Annual Return, Percent	15.39%	11.10%	6.74%
C000027574
Average Annual Return [Line Items]
Average Annual Return, Percent	16.56%	12.28%	7.86%
C000137231
Average Annual Return [Line Items]
Average Annual Return, Percent	15.91%	11.72%	7.33%
C000004253
Average Annual Return [Line Items]
Average Annual Return, Percent	16.47%	12.23%	7.81%
C000004273
Average Annual Return [Line Items]
Average Annual Return, Percent	10.66%	11.86%	7.59%
C000004274
Average Annual Return [Line Items]
Average Annual Return, Percent	16.48%	12.31%	7.41%
C000027582
Average Annual Return [Line Items]
Average Annual Return, Percent	17.72%	13.53%	8.57%
C000137239
Average Annual Return [Line Items]
Average Annual Return, Percent	17.21%	12.98%	8.04%
C000004276
Average Annual Return [Line Items]
Average Annual Return, Percent	17.67%	13.45%	8.49%
Without Sales Load [Member] | C000004265
Average Annual Return [Line Items]
Average Annual Return, Percent	7.90%	2.67%	2.84%
Without Sales Load [Member] | C000004260
Average Annual Return [Line Items]
Average Annual Return, Percent	10.83%	5.74%	4.26%
Without Sales Load [Member] | C000004255
Average Annual Return [Line Items]
Average Annual Return, Percent	13.65%	9.10%	5.94%
Without Sales Load [Member] | C000004250
Average Annual Return [Line Items]
Average Annual Return, Percent	16.19%	11.95%	7.54%
Without Sales Load [Member] | C000004273
Average Annual Return [Line Items]
Average Annual Return, Percent	17.43%	13.18%	8.23%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
Bloomberg U.S. Universal
Average Annual Return [Line Items]
Average Annual Return, Percent	6.51%	0.28%	2.29%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%
MSCI AC World Index Net
Average Annual Return [Line Items]
Average Annual Return, Percent	22.64%	14.61%	11.31%